Note 3 - Loans and Allowance for Loan Losses (Details) - Past Due Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	$ 13,013	$ 11,664
Loans, current	572,739	583,104
Loans, total	585,752	594,768
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	3,993	5,614
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	2,242	853
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	6,778	5,197
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	5,756	7,438
Loans, current	218,119	216,190
Loans, total	223,875	223,628
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	2,564	3,337
Residential Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	1,484	612
Residential Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	1,708	3,489
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, total	169,312	177,612
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	545	1,558
Loans, current	72,913	77,290
Loans, total	73,458	78,848
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	141	74
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	33	62
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	371	1,422
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	3,106
Loans, current	68,896	71,229
Loans, total	72,002	71,229
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	35
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	334
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	2,737
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	771	932
Loans, current	23,081	26,603
Loans, total	23,852	27,535
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due		932
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	2
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	769
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	1,196	34
Loans, current	80,740	83,964
Loans, total	81,936	83,998
Commercial Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	31
Commercial Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	88	10
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	1,077	24
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, total	110,629	109,530
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	960	798
Loans, current	43,606	42,051
Loans, total	44,566	42,849
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	727	616
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	197	149
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	36	33
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	151	103
Loans, current	20,690	18,188
Loans, total	20,841	18,291
Consumer Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	75
Consumer Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	76	103
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	528	801
Loans, current	44,694	47,589
Loans, total	45,222	48,390
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	420	655
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	104	20
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due	$ 4	$ 126